Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
Deferred tax assets:
Share-based compensation expense	$ 2,280,235	$ 2,277,559	$ 1,051,968
Net operating loss carryforward	9,904,174	8,493,999	6,969,218
Long-term deferred tax liabilities:
Property and equipment	(881,843)	(637,405)	(353,148)
Net deferred tax assets and liabilities	11,302,566	10,134,153	7,668,038
Valuation allowance	(11,302,566)	(10,134,153)	(7,668,038)
Net deferred tax asset